Cover	Nov. 09, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 09, 2026
Entity Registrant Name	First Watch Restaurant Group, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40866
Entity Tax Identification Number	82-4271369
Entity Address, Address Line One	8725 Pendery Place
Entity Address, Address Line Two	Suite 201
Entity Address, City or Town	Bradenton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34201
City Area Code	941
Local Phone Number	907-9800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.01 par value
Trading Symbol	FWRG
Entity Emerging Growth Company	false
Security Exchange Name	NASDAQ
Entity Central Index Key	0001789940
Amendment Flag	false